Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract] [Standard Label]
Operating lease expenses	$ 1,372	$ 1,538	$ 1,348